COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Contractual Obligations
		Year 1	Year 2	Year 3	Year 4	Year 5
	Total	December 2015	December 2016	December 2017	December 2018	December 2019	Thereafter
Long-Term Debt Obligations	$450,000	$—	$—	450,000	$—	$—	$—
Current Debt Obligations	$300,000	$300,000	$—	—	$—	$—	$—
Capital Leases	$177,875	$22,879	$47,045	47,996	$34,886	$17,287	$7,782
Operating Lease Obligations	$17,329,612	$1,098,239	$2,145,105	2,169,884	$2,137,230	$1,837,408	$7,941,746
Total	$18,257,487	$1,421,118	$2,192,150	2,667,880	$2,172,116	$1,854,695	$7,949,528

		Year 1	Year 2	Year 3	Year 4	Year 5
	Total	December 2015	December 2016	December 2017	December 2018	December 2019	Thereafter

Long-Term Debt Obligations	$700,000	$-	$-	$700,000	$-	$-	$-
Related Party Debt Obligations	$200,000	$-	$-	$200,000	$-	$-	$-
Capital Leases	172,960	45,052	40,724	40,723	26,360	12,587	7,395
Operating Lease Obligations	16,834,522	1,887,780	2,009,821	2,028,724	2,005,070	1,705,248	7,197,879
Total	$17,907,482	1,932,832	2,050,545	2,969,447	2,031,430	1,717,835	7,205,274

Schedule of Operating Leases
2015	$1,098,239
2016	2,145,105
2017	2,169,884
2018	2,137,230
2019	1,837,408
Thereafter	7,941,746
$17,329,612

2015	$1,887,780
2016	2,009,821
2017	2,028,724
2018	2,005,070
2019	1,705,248
Thereafter	7,197,879
$16,834,522